Material accounting policies information	12 Months Ended
Dec. 31, 2025
Material accounting policies information [Line Items]
Material accounting policies information
2 Material accounting policies information
2.1 Basis of presentation
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB and with Title 9 of Book 2 of the Dutch Civil Code.
The consolidated financial statements have been prepared in accordance with historical cost convention as modified by the revaluation of investment properties and those financial instruments (including derivatives) and financial liabilities that have been measured at fair value, except for the following items, which are measured on an alternative basis at each reporting date:

Item	Measurement basis

Insurance and reinsurance contracts	Fulfillment cash flows plus the CSM

Net defined benefit liability / (asset)	Fair value of plan assets less the present value of the defined benefit obligations

Other impaired non-financial assets	Higher of fair value less costs of disposal and value in use

Financial instruments held to collect financial cash flows	Amortized cost

The consolidated financial statements are presented in euros, and are rounded to the nearest million unless otherwise stated. As a consequence the rounded amounts may not add up to the rounded total. All ratios and variances are calculated using the unrounded amount. Management is required under IFRS to make estimates and assumptions affecting the reported amounts of assets and liabilities from the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Estimates are inherently subject to change and actual results may differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: insurance and reinsurance contracts as stated in the table above, fair value of certain invested assets and derivatives, purchased intangible assets, goodwill, pension plans, income taxes and the potential effects of resolving litigation matters. Aegon does not use the optional exemption under IFRS to group together specific insurance contracts issued more than 12 months apart.
Certain amounts in prior period may have been reclassified to conform to the current period presentation. These reclassifications had no effect on net income, shareholders’ equity or earnings per share.
The 2023 comparative numbers include amounts for discontinued operations, reflecting the effects of the sale of Aegon the Netherlands to a.s.r., completed in July 2023, as shown in Aegon’s Annual Report 2023.
The consolidated financial statements of Aegon Ltd. were approved by the Board on March 25, 2026. The financial statements will be presented to the Annual General Meeting of Shareholders on June 10, 2026. In accordance with Bermuda law, the annual accounts are not adopted by the General Meeting but discussed with the General Meeting pursuant to our bye-laws.
2.1.1 Adoption of new IFRS accounting standards and amendments effective in 2025
The accounting policies used in the consolidated financial statements are unchanged from 2024, except for IFRS standards and amendments that became effective for Aegon since January 1, 2025:
●	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (issued on August 15, 2023)
The impact of the adoption of the amendments to other standards, listed above, was immaterial.
2.1.2 Future adoption of new IFRS accounting standards and amendments
The following standards and amendments to existing standards, published prior to January 1, 2026, were not early adopted by the Group, but will be applied in future years:
●	Annual Improvements Volume 11 (issued on July 18, 2024) – effective January 1, 2026
●	Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments (issued on May 30, 2024) – effective January 1, 2026
●	IFRS 19 Subsidiaries without Public Accountability: Disclosures (issued on May 9, 2024; and Amendments issued on August 21, 2025) – effective January 1, 2027
●	IFRS 18 Presentation and Disclosure in Financial Statements (issued on April 9, 2024) – effective January 1, 2027
●	Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-dependent Electricity (issued on December 18, 2024) – effective January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements introduces operating profit and profit before financing and income taxes subtotals in the Consolidated income statement. The standard introduces new classification rules for income and expenses, affecting presentation, but not the measurement of the underlying transactions. The Group is currently working to identify all impacts on the Financial Statements. The most important impacts are:
●	Aegon has assessed and concluded that investing in assets is a main business activity of the Group;
●	Classification of net interest expense on the net defined benefit liability in the financing category.
Furthermore, the standard introduces additional disclosure requirements for Management-defined Performance Measures and reconciliation of such measures to the closest IFRS defined measure in the Notes to the consolidated financial statements. Aegon identified operating result as a Management-defined Performance Measure.
The impact of other future amendments and standards on the financial statements is not material.
2.2 Basis of consolidation
Subsidiaries
The consolidated financial statements include the financial information of Aegon Ltd. and its subsidiaries. Subsidiaries (including consolidated structured entities) are entities over which Aegon has control.

The subsidiary’s assets, liabilities, contingent liabilities, and non-controlling
interests are measured at fair value on the acquisition date (unless specific recognition or measurement exceptions apply under IFRS 3) and are subsequently accounted for under the Group’s accounting policies, consistent with IFRS. Intra-group transactions, including Aegon Ltd. shares held by subsidiaries, which are recognized as treasury shares in equity, are eliminated. Intra-group losses may be an indicator that an impairment exists in the consolidated financial statements.
Non-controlling
interests are initially stated at their share in the fair value of the net assets on the acquisition date and subsequently adjusted for the non-controlling
share in changes in the subsidiary’s equity.
Subsidiaries are deconsolidated when control ceases to exist. Any difference between the net proceeds plus the fair value of any retained interest and the carrying amount of the subsidiary, including non-controlling
interests, is recognized in the income statement.
Investment funds
Investment funds managed by the Group are consolidated if the Group controls the investee. In assessing control, all interests held by the Group in the fund are considered, regardless of whether the financial risk related to the investment is borne by the Group or by the policyholders (unless a direct link between the policyholder and the fund can be assumed).
In determining whether Aegon has power over an investment fund all facts and circumstances are considered, including the following:
●	Control structure of the asset manager (i.e. whether an Aegon subsidiary);
●	The investment constraints posed by the investment mandate;
●	Legal rights of the policyholder to the separate assets in the investment vehicle (e.g. policyholders could have the voting rights related to these investments);
●	Governance structure, such as an independent Board of Directors, representing the policyholders, which has substantive rights (e.g. to elect or remove the asset manager); and
●	Rights held by other parties (e.g. substantive voting rights of policyholders).
Exposure or rights to variability of returns may arise from, for example, investments where Aegon bears the risk; Aegon’s investments where policyholders bear the risk; guarantees provided by Aegon on the return of policyholders in specific investment vehicles; fees dependent on fund value (e.g. asset management fees); and fees dependent on performance of the fund (e.g. performance fees).
Investment funds where Aegon acts as an agent are not consolidated due to lack of control. In particular, for some separate accounts, the independent Board of Directors has substantive rights, meaning Aegon does not have power over these separate accounts but acts as an agent.
For limited partnerships, the assessment takes into account Aegon’s legal position (i.e. limited partner or general partner) and any substantive removal rights held by other parties. Professional judgment is applied concerning the substantiveness of the removal rights and the magnitude of the exposure to variable returns, leading to the conclusion that Aegon controls some, but not all, of the limited partnerships in which it participates.
Upon consolidation of an investment fund, a liability is recognized to the extent that the Group is legally obliged to buy back participations held by third parties. The liability is presented as investment contracts. Where no repurchase obligation exists, the participations held by third parties are presented as non-controlling
interests in equity. Assets allocated to participations held by third parties or by the Group on behalf of policyholders are presented as investments.
Equity instruments issued by the Group that are held by investment funds are eliminated on consolidation. This elimination is reflected in equity and not in the measurement of related financial liabilities toward policyholders or other third parties.
Structured entities
For structured entities as defined in IFRS 12, the control assessment per IFRS 10 focuses on the purpose and design of the investee (with relation to the relevant activities that most significantly affect the structured entity) and the exposure to variable returns, which for structured entities lies in interests through, for example derivatives, and will not be focused on entities that are controlled by voting rights.

Consolidated structured entities include affiliated captive insurance companies (captives) with which Aegon enters into reinsurance agreements for risk and capital management. External financing provided to captives to support statutory reserves is presented as Borrowings to the extent that it has been funded. Letters of credit issued by third parties to captives to provide collateral to affiliated insurers are disclosed in the Commitments and contingencies note. These letters of credit have been provided by third parties for the benefit of the affiliated company whose liabilities are reinsured.
Structured entities that are not consolidated include general account investments in non-affiliated
structured entities that are used for investment purposes.
2.3 Foreign exchange translation
a) Translation of foreign currency transactions
Aegon’s consolidated financial statements are presented in euros. Items included in the financial statements of individual group companies are recorded in their respective functional currency which is the currency of the primary economic environment in which each entity operates. Transactions in foreign currencies are initially recorded at the exchange rate prevailing at the date of the transaction.
b) Translation of foreign currency operations
On consolidation, the financial statements of group entities with a foreign functional currency are translated to euros. Assets and liabilities are translated at closing rates on the reporting date. Income, expenses, and capital transactions (such as dividends) are translated at average exchange rates or at the prevailing rates on the transaction date, if more appropriate. Goodwill and fair value adjustments from the acquisition of a foreign entity are translated at the closing rates on the reporting date.
Resulting exchange differences are recognized in the “foreign currency translation reserve,” within shareholders’ equity. On disposal of a foreign entity, related cumulative exchange differences included in the reserve are recognized in the income statement.
2.4 Insurance contracts
a) Scope
Insurance contracts are contracts under which the Group accepts a significant insurance risk – other than a financial risk – from a policyholder by agreeing to compensate the policyholder on the occurrence of an uncertain future event by which the policyholder will be adversely affected. Significant insurance risk is determined on a present-value basis, where at least one scenario with commercial substance can be identified where the Group pays significant additional benefits. For example, Aegon defines an additional benefit on death of at least 5% as significant. Additional benefits of less than 5% are considered on a case-by-case
basis, taking into account all the characteristics of the contract. Insurance contracts include products offering policyholders the option to take out insurance coverage at predetermined prices, provided this option has commercial substance.
Contracts that do not meet the definition of insurance contracts are treated as financial instruments and discussed in note
2.8 Investment contracts with discretionary participation features.
b) Separating components from insurance contracts
At inception, the following components are separated from an insurance contract and accounted for as if they were standalone financial instruments:
●	Embedded derivatives whose economic characteristics and risks are not closely related to those of the host contract, and whose terms would not meet the definition of an insurance contract as a standalone instrument; and
●	Investment components (i.e. amounts that an insurance contract requires Aegon to repay to a policyholder, even if the insured event does not occur) that are distinct. In other words, investment components that:
O	Do not meet the definition of an investment contract with discretionary participation features;
O	Are not highly interrelated with the insurance component; and
O	For which contracts with equivalent terms are sold, or could be sold, separately in the same market or jurisdiction.
Promises to transfer to a policyholder distinct goods or services other than insurance contract services, are also separated from the host contract and accounted for as a service contract.
Aegon has not identified any components of the insurance contracts recognized at the balance sheet date that require separation when publishing these financial statements.

c) Level of aggregation
Insurance contracts are grouped together for measurement and income recognition purposes. The groups are established at initial recognition and are not reassessed subsequently.
Portfolios
Aegon classifies contracts into one portfolio when they are subject to similar risks and are managed together.
When identifying similar risks, Aegon considers all insurance and financial risks that are transferred from the policyholder to the Group. Lapse risk or expense risk are not risks that a policyholder transfers to an insurer. Contracts in the same product line are in the same portfolio if they are managed together, and contracts in different product lines with dissimilar risks are in different portfolios.
Contracts must be managed together from the perspective of either the management of Aegon Ltd. or the management of its operating segments. Information that is used to assess how risks are managed includes Aegon’s internal management reporting, asset-liability management and asset allocation strategies.
Groups
Contracts within a portfolio are segregated into groups based on their profitability at initial recognition. These include groups of insurance contracts that are onerous at initial recognition, and groups that are not onerous at initial recognition. The latter are further split into contracts with no significant possibility of becoming onerous in the future, and any remaining contracts in the portfolio, if applicable.
Aegon uses two approaches to identify groups of contracts. The first approach is a bottom-up
assessment, where contracts are grouped together on a
contract-by-contract
basis by considering the expected profitability of each contract. Alternatively, Aegon completes the grouping assessment at a higher level of aggregation if reasonable and supportable information shows that a set of contracts will, by definition, all be in the same group.
Both approaches involve qualitative factors, quantitative factors, or a combination of both; for example, product pricing, assumption setting reviews, reserving, key performance indicators (such as the market-consistent value of the new business and expected loss ratios) and asset liability management and hedging strategies.
In assessing whether a profitable group of contracts could subsequently become onerous, Aegon considers the size of the estimated profit at inception and its sensitivity to changes in the underlying assumptions. Typically, Aegon expects that any insurance contract may become lossmaking if the insured event occurs.
If contracts within a portfolio would fall into different groups only because law or regulation specifically constrains Aegon’s practical ability to set a different price or level of benefits for policyholders with different characteristics, the contracts are included in the same group.
Cohorts
Aegon follows a quarterly reporting frequency on a
locked-in
period-to-date
basis, as opposed to a
year-to-date
basis, and therefore groups contracts into quarterly cohorts. New contracts issued in the same quarter and belonging to the same group are measured together. After the quarter end, the cohort is closed and treated as “in force” in subsequent quarterly reporting periods.
d) Recognition
A group of insurance contracts is recognized from the earliest of the following dates: the beginning of the coverage period, the date when the first payment from a policyholder in the group of insurance contracts becomes due, and the date when the group of insurance contracts becomes onerous.
e) Insurance acquisition cash flows
Insurance acquisition cash flows arise from selling, underwriting, or starting a group of insurance contracts. They include incremental costs of originating insurance contracts, other (in)direct costs, and cash flows relating to both successful and unsuccessful acquisition efforts such as commissions and underwriting expenses that are directly attributable to the portfolio. Insurance revenue related to insurance acquisition cash flows is recognized on a pure passage of time basis.

f) Insurance contract types
For presentation and analysis purposes, Aegon distinguishes between life and non-life
insurance contracts. Life insurance contracts comprise insurance contracts for which the primary insured risk is life contingent, as well as long-term-care insurance products in the Americas.
Non-life
insurance contracts include fire, motor, general liability, and disability and sickness insurance.
For measurement and income recognition purposes, Aegon classifies insurance contracts at initial recognition as with or without direct participation features, which are not subsequently reassessed. Aegon’s non-life
business consists entirely of insurance contracts without direct participation features, while Aegon’s life insurance business includes both types of insurance contracts.
While the initial measurement of both types of insurance contracts is the same, the subsequent accounting differs. The Variable Fee Approach is applied to life insurance contracts with direct participation features. Other life and non-life
insurance contracts are accounted for under the General Measurement Model, unless Aegon has elected to apply the Premium Allocation Approach to groups of these contracts.
Insurance contracts with direct participation features
Insurance contracts with direct participation features are defined as life insurance contracts for which, at inception, the contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items; Aegon expects to pay to the policyholder an amount equal to a substantial share of the fair value returns on the underlying items; and Aegon expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in fair value of the underlying items.
In determining whether a pool of underlying items has been clearly identified to the policyholder, Aegon considers all contractual terms and conditions as well as other policyholder communications. Aegon does not need to hold the identified pool of underlying items for a product to qualify as an insurance contract with direct participation features, nor does the existence of Aegon’s discretion to vary the amounts paid to the policyholder preclude qualification. However, the link between policyholder benefits and underlying items must be enforceable, and Aegon must not have the ability to change the underlying items with retrospective effect.
Once the presence of a clearly identified pool of underlying items is established, a two-step
classification methodology is carried out. An initial assessment based on product characteristics, followed by a quantitative assessment if the first step is inconclusive:
●	The initial assessment based on product characteristics is performed using multiple qualitative indicators. For example, Aegon considers whether a contract includes substantial contractual profit-sharing rates and the degree to which these can subsequently be reset. It also considers the extent to which asset management fees and other charges are commensurate with the services provided and in line with market terms, and whether a product guarantees a minimum return on investment.
●	If the qualitative step is not conclusive, the product undergoes quantitative analysis. Different calculation methods are used, depending on the product characteristics and the market conditions at the inception of the contract.
O	The policyholder’s share in the fair value returns is assessed by comparing the expected total return on the underlying items, net of the asset management fees, with the expected payments to the policyholder that are based on those underlying items. Variable fees and charges that cover multiple services are split into an insurance component and an investment management component, with only the latter deducted from total returns. As a critical judgment, when the policyholder’s share of fair value returns is between 50% and 70%, Aegon applies judgement based on qualitative and quantitative factors in product classification.
O	Assessing the variability in policyholder benefits often requires probability-weighted models, factoring all scenarios where returns are impacted by the allocation of clearly identifiable assets, variable fees and guarantees. A single scenario with no variability does not automatically disqualify a product for the variable fee approach but is considered alongside scenarios in which the guarantee is not in-the-money
at the expected termination date of the contract.
Examples of insurance contracts with direct participation features include unit-linked contracts issued by Aegon UK and Aegon Spain, and variable annuities issued in the Americas.

Insurance contracts without direct participation features
Although insurance contracts without direct participation features are not linked to underlying assets, there are products where Aegon provides investment-return services. A product is considered to provide an investment-return service if, and only if, the contract contains a non-distinct
investment component or the policyholder has a right to withdraw an amount under the policy; Aegon expects that this amount will include an investment return; and Aegon expects to perform investment activity to generate that investment return.
Products with investment-return services include indexed universal life, fixed deferred annuities, fixed indexed annuities and registered index linked annuities.
Insurance contracts without direct participation features include all non-life
insurance products issued by Aegon, as well as term insurance, whole life, fixed annuities, registered indexed linked annuities, long term-care insurance contracts, and
US-
style universal life products issued in the Americas and Asia.
g) Initial measurement
On initial recognition, Aegon measures a group of contracts at a risk-adjusted, current, and probability-weighted estimate of the present value of the future cash flows (“fulfillment cash flows”) plus or minus the unearned profit on the group of contracts (“contractual service margin”).
Fulfillment cash flows
The fulfillment cash flows reflect Aegon’s view of the current condition at the reporting date, consistent with observable market prices and all contractual terms and conditions with commercial substance within the contract boundary. Future changes in legislation that would change or discharge a present obligation or create new obligations under existing contracts are only considered when the legislation is substantively enacted.
Fulfillment cash flows also include discretional cash flows that are partially linked to performance of underlying assets based on crediting policy, for instance for US universal life-type products. This provides the Group with discretion as to the timing and amount of the cash flows to be paid to policyholders. Change in discretionary cash flows is regarded as relating to future services and adjusts the Contractual Service Margin. At inception of such contract, the Group specifies its commitment as crediting interest to policyholders’ account balance based on Aegon’s crediting policy, considering specific terms and conditions of the contracts. Where changes reflect management discretion, such as changes in crediting rates, they are treated as adjustments to the contractual service margin. Conversely, changes driven by financial risk assumptions (e.g., market interest rate shifts) are recognized in insurance finance income or expenses.
The methods used to calculate the fulfillment cash flows and the process to estimate the inputs to those methods are discussed in note
29.3 Critical judgements and estimates.
Contractual service margin
The contractual service margin represents the unearned profit Aegon will recognize as it provides insurance contract services in the future. For onerous insurance contracts, the calculation results in an immediate loss recognized in the income statement, with a corresponding loss component established as part of the insurance liabilities.
Contract boundary
Cash flows are within the boundary of an insurance contract if they arise from rights and obligations that exist during the period in which Aegon can compel the policyholder to pay premiums or has a substantive obligation to provide insurance contract services to the policyholder.
Examples of such cash flows by Aegon’s interpretation are premiums and related cash flows, claim payments (including reported, incurred and all future claims for which Aegon has substantive obligation), payments to policyholders such as payments that vary depending on underlying items or resulting from options and guarantees, claim handling costs, policy administration and maintenance cost, cost for performing investment activities, investment return services or investment related services and allocation of fixed and variable overheads directly attributable to fulfilling insurance contracts. Aegon interprets directly attributable overhead expenses consistent with the principle of Solvency II regarding insurance service obligation. Premiums receivable from the intermediary are included as future cash flows within the contract boundary.

In determining whether a contract can be repriced, Aegon considers all insurance and financial risks that are transferred from the policyholder excluding risks that result from the contract itself, such as expense risk or lapse risk. If Aegon provides investment-related services to insurance policyholders, the ability to reprice the fees or charges to prevailing rates is also considered in setting the contract boundary.
In some jurisdictions, regulatory requirements limit Aegon’s ability to fully reprice contracts on renewal and are therefore relevant when setting the contract boundary. Regulatory price caps that apply to existing and new policyholders do not extend the contract boundary, because they do not result in a valuable policyholder renewal option.
Some contracts with long contract boundaries based on long-term guaranteed benefits also include policyholder options that can be repriced. For example, the contract may allow the policyholder to take out additional insurance coverage at current market rates. While the policyholder option can be repriced, Aegon cannot reprice or reassess the benefits of the entire policy. Therefore, the option is considered within the long contract boundary of the host contract, provided it can reasonably be expected to be utilized.
Contract boundaries are based on current facts and circumstances and may therefore change over time.
h) Subsequent measurement
At each reporting date, the carrying amount of a group of insurance contracts is the sum of the liability for remaining coverage and the liability for incurred claims. The liability for remaining coverage includes fulfillment cash flows related to future service allocated to that group and the contractual service margin of the group. The liability for incurred claims includes fulfillment cash flows related to past service allocated to the group. Cash flows that remain subject to insurance risk after the occurrence of the insured event are included in the liability for remaining coverage.
Fulfillment cash flows are remeasured at each reporting date to reflect current estimates. The measurement of the contractual service margin differs for contracts with and without direct participation features as described below.
Some changes in the contractual service margin are offset by changes in the fulfillment cash flows, resulting in no change in the total carrying amount of the liability for remaining coverage. To the extent that changes in the contractual service margin and changes in the fulfillment cash flows do not offset, income or expenses are recognized.
Insurance contracts without direct participation features (general measurement model)
The carrying amount of the contractual service margin for a group of insurance contracts without direct participation features at the end of each reporting period is determined by adjusting the carrying amount with the effect of new contracts added to the group, interest accrued on the contractual service margin during the period, changes in fulfillment cash flows related to future services (except when increases in fulfillment cash flows exceed the carrying amount of contractual service margin, causing a loss, or when decreases in fulfillment cash flows are allocated to the loss component), currency exchange differences affecting the contractual service margin, and insurance revenue recognized for services provided during the period.
Interest accretion
Aegon accretes interest to the contractual service margin using either the one-year
forward rate or the
one-year
spot-rate, derived from the discount rate curve used to estimate the present value of future cash flows that do not vary based on the returns on any underlying items on initial recognition of the group of contracts.
Interest is calculated on a time-weighted basis, allowing for the timing of the movements in the contractual service margin over the reporting period.
Changes in fulfillment cash flows relating to future services
Changes in the fulfillment cash flows that relate to future services comprise:
●	Experience adjustments arising from premiums received in the period that relate to future services and related cash flows, measured at the discount rates determined on initial recognition;
●	Changes in estimates of the present value of future cash flows in the liability for remaining coverage (other than effects of the time value of the money and changes in financial risks), measured at the discount rates determined on initial recognition;
●	Differences between any non-distinct investment component expected to become payable in the period and the actual non- distinct investment component that becomes payable in the period;
●	Differences between any loan to a policyholder expected to become repayable in the period and the actual loan to a policyholder that becomes repayable in the period; and

●	Changes in the risk adjustment for non-financial risk that relate to future services.
The change in fulfillment cash flows that relates to future service is calculated using discount rates derived from the discount rate curve used to determine the contractual service margin on initial recognition of the group of contracts.
Changes in the contractual service margin recognized as insurance revenue
Part of the contractual service margin of a group of contracts is recognized as insurance revenue in each period to reflect the insurance contract services provided in that period. The amount of revenue is determined by allocating the contractual service margin remaining at the end of the reporting period equally to each coverage unit provided in the reporting period and expected to be provided in the future.
The numbers of coverage units in a group of contracts is determined by considering, for each contract, the quantity of the benefits provided and its expected coverage period. The coverage period relates to insurance coverage only for business under the General Model when contracts lack investment-return service, and to both insurance coverage and investment return service when contracts contain investment-return service. Coverage period considers the expected survivorship of contracts, so it allows for expected lapses and deaths. If a contract provides coverage for more than one insured event or provides additional investment-return services, the coverage unit reflects all material benefits.
Aegon has defined coverage units that differ per product type to best reflect a product’s characteristics and the nature of the services provided to the policyholder. Insurance services are typically depicted by a metric that is based on the maximum amount that a policyholder would receive if the insured event were to occur, such as the total benefits amount or the death benefit amount. For investment-type services, coverage units are based on the total return that Aegon expects to provide the policyholder over the lifetime of the contract.
Aegon applies the following formula to determine the amount of contractual service margin to release in each reporting period, where:

Proportion of CSM released as insurance revenue =	A
[A + B]
Where:
A = coverage units provided in the period
B = present value of coverage units to be provided in the future
The coverage units provided in the period are determined as an average of the coverage units at the beginning and end of the quarterly reporting period. Future coverage units are discounted using rates locked-in
at the initial recognition of the group of contracts.
More information on the coverage units is provided in note
29.3.2.1 Weighting of coverage units.
Insurance contracts with direct participation features (variable fee approach)
Aegon adjusts fulfillment cash flows for direct participation contracts to reflect changes in the obligation to pay policyholders based on the fair value of underlying items, recognizing these changes in profit or loss. The contractual service margin for each group of contracts is adjusted based on new contracts, changes in fair value related to future services (using current discount rates), risk mitigation policies, changes in the loss component, currency exchange differences and insurance revenue recognition for services provided during the period.
Changes in fulfillment cash flows relating to future services
Changes in Aegon’s share in the fair value of the underlying items relate to future service and are adjusted according to the contractual service margin. Under the variable fee approach, changes in fulfillment cash flows are booked to the contractual service margin if they are the result of a change in the effect of the time value of money or financial risks not arising from the underlying items. Examples include the interest accrued to projected fixed benefits and expense cash flows, and changes in the value of financial guarantees.

Changes in the contractual service margin recognized as insurance revenue
The policy on the recognition of revenue for insurance contracts with direct participation features is the same as under the general measurement model, except that references to “investment-return services” should be read as “investment- related services”. Furthermore, the definition of coverage period is different for contracts with direct participation features. The coverage period reflects both insurance coverage and investment-related services. For such contracts with an accumulation and payout phase, the coverage period reflects both phases of the contract to the extent that insurance coverage and investment-related services are provided in both phases.
Risk mitigation
For certain groups of contracts, Aegon has a documented risk management objective and strategy for mitigating financial risk arising from insurance contracts with participation features, using derivatives, reinsurance contracts held and other FVPL financial instruments. Risk mitigation involves the hedging of one or a combination of financial risks (e.g. interest rate, financial instrument price, currency exchange rate, index of prices or rates, inflation rate) and can cover multiple groups of contracts in different portfolios.
For these groups of contracts, Aegon does not recognize the entire change in the amount of Aegon’s share of the fair value of the underlying items and changes in fulfillment cash flows relating to future services in the contractual service margin. Instead, the change in the hedged position is recognized as insurance finance expense in the income statement or in other comprehensive income.
Prior to the reporting period, Aegon demonstrates an economic offset between the above mentioned fulfillment cash flows from insurance contracts and the risk-mitigating items (that is values of both are generally expected to move in opposite directions because they respond in a similar way to the changes in the risk being mitigated), and demonstrates this is not dominated by credit risk.
i) Loss component
When a group of insurance contracts becomes onerous, a loss component of the liability for remaining coverage for that group is established. Except for changes in non-financial
assumptions that are fully allocated to a loss component, all subsequent changes in the fulfillment cash flows of the liability for remaining coverage are allocated on a systematic basis between the loss component and the remaining liability for remaining coverage. No revenue is recognized for services allocated to the loss component, as Aegon has never received compensation from the policyholder for these.
j) Premium allocation approach
Aegon applies the premium allocation approach to certain groups of predominantly non-life
insurance contracts. These groups of contracts mostly include products with a coverage period of one year or less. The premium allocation approach is only applied to contracts with a longer coverage period if the Group expects that the resulting measurement would not differ materially from the result of applying the general measurement model.
Level of aggregation
Contracts to which the premium allocation approach is applied are grouped together using the same principles as described in paragraph (c) above, with the following modifications:
●	Contracts to which the premium allocation approach is applied, are assumed not to be onerous at inception, unless facts and circumstances indicate otherwise.
●	Contracts to which the premium allocation approach are grouped together in annual cohorts, which is more aligned with the nature of the products.
Acquisition costs
Insurance acquisition cash flows that relate to some (but not all) groups of contracts to which Aegon applies the premium allocation approach are expensed when incurred, provided the coverage period does not exceed 12 months.
Subsequent measurement, including loss component
Given the time between providing each part of the coverage and the related premium, Aegon has chosen not to adjust the liability for the remaining coverage to reflect the time value of money and the effect of financial risk.
Aegon recognizes the liability for incurred claims of a group of insurance contracts at the amount of the fulfillment cash flows relating to incurred claims. The fulfillment cash flows are discounted at current rates unless the cash flows are expected to be paid in one year or less from the date the claims are incurred.

2.5 Reinsurance contracts
Reinsurance contracts held are contracts entered into by Aegon to receive compensation for claims arising from one or more insurance contracts issued by the group. Reinsurance contracts that do not transfer insurance risk are accounted for as financial instruments or as service contracts, depending on the nature of the agreement.
To the extent possible, the accounting model applied to reinsurance contracts held is consistent with that of the underlying insurance contracts. Differences will arise when underlying contracts have direct participation features, as the variable fee approach cannot be applied to reinsurance contracts held. Furthermore, reinsurance contracts with a coverage period exceeding 12 months may not be eligible for the premium allocation approach.
Expected reinsurance recoveries include an adjustment for the risk of non-performance
by the reinsurer, which is based on Aegon’s credit exposure, net of collateral, and the perceived counterparty default risk.
a) Separating components from insurance contracts
Similarly to the analysis for insurance contracts (see note
2.4 Insurance contracts)
, Aegon assessed that reinsurance contracts held do not include components that need to be separated.
b) Level of aggregation
Reinsurance contracts are grouped for measurement and income recognition purposes based on the similarity of risk, how the contracts are managed, the expected profitability of the contracts at inception, and the period in which the contracts are issued.
When grouping reinsurance contracts, Aegon considers the type of reinsurance coverage received (e.g. yearly renewable term, stop loss, or coinsurance).
A group of reinsurance contracts can comprise a single contract, for example when the contracts are managed on an individual treaty basis.
c) Reinsurance contracts measured under the general measurement model
Aegon applies the accounting policies disclosed in note
2.4 Insurance contract
for insurance contracts without direct participation features to measure a group of reinsurance contracts held, albeit with the following modifications:
Initial measurement
Aegon estimates the present value of future cash flows of the group of reinsurance contracts held using assumptions consistent with those used to measure the underlying insurance contracts. The estimate includes an adjustment for the risk of non-performance
by the reinsurer. This includes the potential failure of the reinsurance counterparty due to default, disputes resulting in reduced payments, current financial conditions, and credit standing of the reinsurer, the potential for these conditions to change over time, the extent to which the counterparty exposure is collateralized, treaty provisions for non-
performance, and special features of the regulatory environment.
Contract boundary
For treaties with open attaching periods, the cessations within the termination window (typically 90 days) are treated as a separate contract for accounting purposes. Cessations occuring after the termination window are treated as a new contract.
Subsequent measurement
Aegon releases the CSM in the profit or loss at the end of the reporting period based on the coverage unit of the contract which is based on the quantity of benefits and expected coverage duration. To determine the coverage units, Aegon chooses a coverage unit metric that is proportional to the risk transferred, using maximum cover as the basis for coverage units but taking into account the number of underlying direct contracts attached. The coverage unit should reflect the expected pattern of underwriting of the underlying contracts because the level of service provided depends on the number of underlying contracts in-force.
With the exception of reinsurance finance income, all other income and expenses from a group of reinsurance contracts are presented as a single amount.
Finance income related to reinsurance contracts held is presented separately in the income statement and OCI and is not netted with finance expenses related to insurance contracts issued.

Loss recovery component
Aegon establishes a loss recovery component for a group of reinsurance contracts, when a change in the fulfillment cash flows that relates to future services does not adjust the contractual service margin. It reflects the income recognized in the income statement to offset the reinsured loss reported on the underlying insurance contracts.
The adjusted amount, and resulting income, is determined by multiplying:
●	The loss recognized on the group of underlying insurance contracts; and
●	The recovery percentage, which is the percentage of claims on the group of underlying insurance contracts that Aegon expects to recover from the reinsurance contracts held.
The calculation of the recovery percentage is based on discounted claims and recovery amounts, using current discount rates. No allowance is made for reinsurance non-performance
risk, and any risk adjustment for
non-financial
risks is excluded from the calculation.
If an onerous group of insurance contracts is only partially reinsured, systematic and rational allocation methods are used to determine the portion of subsequent movements in the loss component that relates to insurance contracts covered by the group of reinsurance contracts held.
2.6 Insurance revenue and Insurance service expenses
Aegon recognizes insurance revenue as it provides services under groups of insurance contracts and under groups of contracts with discretionary participation features.
The total insurance revenue recognized over the duration of a group of contracts is equal to the amount of premiums received, adjusted for a financing effect and excluding any non-distinct
investment components. For contracts with direct participation features, it includes the variable fees that Aegon expects to receive. Reinstatement premiums are included, when reinstatement is at the discretion of the policyholder. Ceding commissions paid by Aegon on inward reinsurance are deducted from insurance revenue, unless they are contingent on future claims.
Revenue recognized in the period represents the total of the changes in the liability for remaining coverage that relate to services for which the Group expects to receive compensation and includes:
●	Release of contractual service margin for services provided in the period;
●	Changes in risk adjustments for non-financial risk that do not relate to future service, excluding amounts allocated to the loss component;
●	Claims and other insurance service expenses expected to be incurred in the period, excluding amounts allocated to the loss component;
●	Other amounts, such as experience adjustments for premium receipts that do not relate to future service and income tax that is specifically chargeable to the policyholder.
Insurance revenue recognized in the period also includes an allocation of the portion of the premiums that are related to recovering insurance acquisition cash flows. The allocation is based on the passage of time, without interest accumulation. The same amount is also recognized as insurance service expenses. Insurance service expenses arise as Aegon provides coverage and other services under issued insurance contracts and investment contracts with discretionary participation features. It comprises:
●	The incurred claims, excluding repayments of non-distinct investment components, and other incurred insurance service expenses;
●	Adjustments to the liabilities for incurred claims that do not arise from the effects of the time value of money, financial risk, and changes therein;
●	Amortization of insurance acquisition cash flows;
●	Losses on onerous contracts and the reversals of such losses; and
●	Impairment losses and reversals on assets for insurance acquisition cash flows.
2.7 Insurance finance expenses
Insurance finance expenses comprise the change in the carrying amount of the group of insurance contracts or reinsurance contracts arising from the effect of the time value of money and changes in the time value of money, as well as the effect of financial risk and changes in financial risk. It also includes the changes in the measurement of a group of insurance contracts that are caused by changes in the value of underlying items (excluding additions and withdrawals).

a) Defining financial risk
Financial risk identified by Aegon can be one or more of credit risk; fluctuations in equity, real estate and capital markets; interest rate; and currency exchange risk.
As an example of variables not specific to a party to the contract, assumptions about inflation are considered to relate to financial risk, to the extent that they are based on an index of prices or on prices of assets with inflation-linked returns. Assumptions about inflation that are based on Aegon’s own expectations of specific price changes do not relate to financial risk and are considered to be actuarial assumptions.
For contracts with discretionary participation features, Aegon uses the basis on which, at inception, it expected to determine its commitment under the contract to distinguish between the effect of changes in assumptions that relate to financial risk on that commitment and the effect of discretionary changes to that commitment (which adjust the contractual service margin).
Aegon considers, per portfolio, whether to disaggregate the risk adjustment for financial risks into an insurance service component and an insurance finance component, based on the extent to which the carrying amount of the group of insurance contracts or reinsurance contracts is affected by changes in interest rate and other financial risks. The changes in the risk adjustment for non-financial
risk are fully attributed to insurance services.
b) Disaggregation of insurance finance expenses
Aegon disaggregates insurance finance expenses between profit or loss and other comprehensive income for insurance contracts without direct participation features issued in the United States, insurance contracts issued in Asia that are internally reinsured in the United States, certain life insurance products in Spain, and reinsurance contracts held.
The amount of insurance finance expenses included in profit or loss is determined by a systematic allocation of the expected total insurance finance income and expenses over the duration of the group of contracts, using the following rates:
●	Discount rates determined at the date of initial recognition;
●	A rate that allocates the remaining revised expected finance income or expenses over the remaining duration at a constant rate (effective yield approach); or
●	For contracts using a crediting rate to determine amounts due to the policyholders using an allocation that is based on the amounts credited in the period and expected to be credited in future periods (projected crediting rate approach).
The effective yield approach and projected crediting rate approach are applied to designated groups of contracts for which changes in financial assumptions have a substantial effect on the amounts paid by the policyholder (“indirect participating products”). Indirect participating products include variable annuity products that do not qualify for the variable fee approach due to minimum guarantees.
US-style
universal life contracts are not classified as indirect participating products because Aegon considers policyholder benefits to be insufficiently impacted by changes in financial assumptions. These products are measured under the general measurement model.
In the United States, Aegon has elected to apply the projected crediting rate approach to indexed universal life, registered index linked annuities and fixed indexed annuities. Other indirect participating contracts, such as fixed annuities, are accounted for under the effective yield approach.
2.8 Investment contracts with discretionary participation features (DPF)
Contracts issued by the Group that do not transfer significant insurance risk but do transfer financial risk from the policyholder to the Group are accounted for as investment contracts.
Certain investment contracts, such as with profit contracts, have participation features whereby the policyholder has the right to receive potentially significant additional benefits which are based on the performance of a specified pool of investment contracts, specific investments held by the Group or on the issuer’s net result. If the Group has discretion over the amount or timing of the distribution of the returns to policyholders, the investment contract liability is measured based on the accounting principles that apply to insurance contracts with similar features.
Some unitized investment contracts provide policyholders with the option to switch between funds with and without discretionary participation features. The entire contract is accounted for as an investment contract with discretionary participation features if actual switching results in discretionary participation benefits that are a significant part of the total contractual benefits.
Investment contracts without discretionary participation features are considered and accounted for as financial liabilities.

2.9 Financial assets
a) Recognition and classification
Financial assets are recognized when Aegon becomes a party to the contractual provisions of the instrument. Regular way purchases or sales are recognized using trade date accounting.
Financial assets are classified for accounting purposes depending on the cash flow characteristics and the business model under which they were purchased.
The Group determines its business model at the level that best reflects how it manages groups of financial assets to achieve its business objective. The Group’s business model is not assessed on an instrument-by-instrument
basis, but at a higher level of aggregated portfolios and is based on observable factors, such as:
●	How the performance of the business model and the financial assets held within that business model are evaluated and reported to the Group’s senior management;
●	The risks that affect the performance of the business model and the financial assets held within it. In particular, the way those risks are managed;
●	How Group management is compensated, i.e. whether the compensation is based on the fair value of the assets managed or on the contractual cash flows collected;
●	The expected frequency, value and timing of sales.
In making the assessment of the contractual cash flows, Aegon considers whether they are consistent with a basic lending arrangement i.e. interest includes only consideration for the time value of money, credit risk, other basic lending risks and a profit margin that is consistent with a basic lending arrangement. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.
Aegon presents its financial assets as Investments, Derivatives or Receivables and other assets in its Statement of Financial Position.
Debt instruments
The Group classifies debt instruments at fair value through profit or loss (FVPL) mandatorily if the business model is not to hold the instrument to collect contractual cash flows (or hold to collect and sell the asset) or if the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, or contractual cash flows are not solely payments of principal and interest (SPPI). Examples of assets that fail the SPPI test in Aegon’s portfolio are investments in funds that are classified as debt and investments in tranches of contractually linked instruments where the credit risk of the tranche is greater than the underlying portfolio’s credit risk.
Within its European insurance entities, Aegon holds investments in debt instruments that would not be mandatorily measured at FVPL, however, they are designated at FVPL to minimize accounting mismatches with the insurance and investment contract liabilities.
Aegon has classified most of its loan portfolios, and all receivables as measured at amortized cost because they are held to collect contractual cash flows which meet the SPPI criteria. Other debt instruments, held in a business model to collect contractual cash flows and to be sold when asset liability management strategy requires, and meet the SPPI criteria, are classified as measured at fair value through other comprehensive income (FVOCI).
Equity instruments
Equity instruments are classified as financial assets measured at FVPL. Aegon opted to measure a small portion of its equity instruments at FVOCI.
Derivatives and hedge accounting
All derivatives are carried at FVPL as assets when fair value is positive and as liabilities when fair value is negative.
Aegon designates certain derivatives as hedging instruments in either:
●	Fair value hedges of recognized assets or liabilities or firm commitments;
●	Hedges of highly probable future cash flows attributable to a recognized asset or liability or a highly probable forecast transaction (cash flow hedges); or
●	Hedges of a net investment in a foreign operation (net investment hedges).

Aegon documents, at the inception of the hedge, the relationship between hedged items and hedging instruments, as well as its risk management objective and strategy for undertaking various hedge transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.
Additional details on derivatives and hedge accounting are disclosed in note
20 Derivatives
.
b) Initial measurement
At initial recognition, Aegon measures a financial asset at its fair value plus or minus, in the case of a financial asset not at FVPL, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability, such as fees and commissions. Immediately after initial recognition, an expected credit loss allowance (ECL) is recognized for financial assets measured at amortized cost and investments in debt instruments measured at FVOCI, as described in note
4.2.6 Expected credit losses
, which results in an accounting loss being recognized in profit or loss when an asset is newly originated.
c) Subsequent measurement
Debt instruments measured at amortized cost and FVOCI
Interest revenue from financial assets measured at amortized cost or FVOCI is included in “Interest revenue on financial instruments calculated using the effective interest rate method”.
Movements in the carrying amount of FVOCI debt instruments are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses on the instrument’s amortized cost that are recognized as profit or loss. When the debt instrument is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in “Net Investment result.” In the case of equity instruments measured at FVOCI the cumulative gain or loss would never be recycled in profit or loss.
Financial instruments measured at FVPL
Gains and losses on financial instruments at FVPL are included in the Results from financial transactions line in the consolidated income statement, unless the financial instrument has been designated as a hedging instrument in a cash flow hedge or a hedge of a net investment in a foreign operation, when the effective portion of the fair value change is recognized in other comprehensive income. Fair value movements of fair value hedge instruments are offset by the fair value movements of the hedged item, and the resulting hedge ineffectiveness, if any, is included in result from financial transactions.
Interest revenue from debt securities at FVPL and derivatives is presented separately as “Interest income from instruments measured at FVPL.”
Equity instruments measured at FVOCI
In the case of equity instruments measured at FVOCI the cumulative fair value gain or loss would never be recycled in profit or loss.
d) Derecognition
When the contractual rights to the asset’s cash flows expire, or an obligation arises to pass on all received cash flows without delay, or the asset is transferred with substantially all the risks and rewards of ownership, or control over the asset is lost, Aegon derecognizes the financial asset.
When a novation takes place Aegon assesses whether the derecognition criteria are met. Aegon does not derecognize the contract only if:
●	The old counterparty and new counterparty share the same parent company; and
●	Contract characteristics of the old contract and the new contract are the same; and
●	The risk profile of both contract parties is similar (either by both having a parental guarantee or both entities having an investment grade rating)
On derecognition, the difference between the disposal proceeds and the carrying amount is recognized in the income statement within the results from financial transactions.

e) Modification of financial assets
Aegon may renegotiate or otherwise modify the contractual cash flows of financial assets. When this happens, Aegon assesses whether the new terms are substantially different to the original terms by considering, among other things, the following qualitative and quantitative factors:
●	If the borrower is in financial difficulty, whether the modification merely reduces the contractual cash flows to amounts the borrower is expected to be able to pay.
●	Introduction of any substantial new terms, such as profit share/equity-based return that substantially affects the risk profile of the loan or equity conversion option.
●	Significant extension of the loan term when the borrower is not in financial difficulty.
●	Significant change in the interest rate.
●	Change in the currency the loan is denominated in.
●	Insertion of collateral, other security or credit enhancements that significantly affect the credit risk associated with the loan.
●	Change in seniority or subordination.
●	Any change in SPPI assessment of the asset.
●	Significant change in the present value of the instrument.
If the terms are substantially different, Aegon derecognizes the original financial asset and recognizes a “new” asset at fair value and recalculates a new effective interest rate for the asset. The renegotiation date becomes the date of initial recognition for impairment calculation purposes, including to determine whether a significant increase in credit risk has occurred. However, Aegon also assesses whether the new financial asset recognized is deemed to be credit-impaired at initial recognition, especially in circumstances where the renegotiation was driven by the debtor being unable to make the originally agreed payments. Differences in the carrying amount are also recognized in profit or loss as a gain or loss on derecognition (Results from financial transactions).
If the terms are not substantially different, the renegotiation or modification does not result in derecognition, and Aegon recalculates the gross carrying amount based on the revised cash flows of the financial asset and recognizes a modification gain or loss in profit or loss as result from financial transactions. The new gross carrying amount is recalculated by discounting the modified cash flows at the original effective interest rate (or credit-adjusted effective interest rate for purchased or originated credit-impaired financial assets).
The impact of modifications of financial assets on the expected credit loss calculation is discussed in note
4.2.6 Expected credit losses
.
2.10 Financial liabilities
A financial instrument issued by the Group is classified as a liability if the contractual obligation must be settled in cash or another financial asset or through the exchange of financial assets and liabilities at potentially unfavorable conditions for the Group.
Trust pass-through securities and (subordinated) borrowings
Trust pass-through securities and (subordinated) borrowings are initially recognized at their fair value, including directly attributable transaction costs, and are subsequently carried at amortized cost. Interest expense on trust pass-through securities and other borrowings carried at amortized cost is recognized in profit or loss as “interest charges” using the effective interest method.
Subordinated borrowings include the liability component of
non-cumulative
subordinated notes which are compound instruments due to the nature of these financial instruments. Compound instruments are separated into equity components and liability components. The liability component for the non-cumulative
subordinated notes is related to the redemption amount.
Investment contracts without discretionary participation features (DPF)
Investment contracts issued by Aegon in the Americas that are considered financial liabilities include fixed and variable annuities without significant life contingent guarantees, as well as separate accounts without significant life contingent guarantees, institutional products, and retirement savings plans. Aegon values all these products at amortized cost.
In the United Kingdom, financial liabilities where the policyholder bears investment risk comprise unit-linked investment contracts, which are designated FVPL as they are contractually linked to a pool of financial assets measured at fair value. Risks related to these liabilities are managed and evaluated on a fair value basis under a documented policy of asset and liability management.

As these contracts are not quoted in active markets, their value is determined using valuation techniques such as discounted cash flow and stochastic modeling. For investment contracts without discretionary participation features that can be canceled by the policyholder, the fair value cannot be less than the surrender value.
Loan commitments
Loan commitments provided by Aegon are measured as the amount of the loss allowance (calculated as described in note
4.2.6 Expected credit losses
). Aegon has not provided any commitment to provide loans at a below-market interest rate, or that can be settled net in cash or by delivering or issuing another financial instrument.
For loan commitments, the loss allowance is recognized as a provision. However, for contracts that include both a loan and an undrawn commitment and Aegon cannot separately identify the expected credit losses on the undrawn commitment component from those on the loan component, the expected credit losses on the undrawn commitment are recognized together with the loss allowance for the loan. To the extent that the combined expected credit losses exceed the gross carrying amount of the loan, the expected credit losses are recognized as a provision.
2.11 Fee and commission income
Fees and commissions from investment management services and mutual funds are earned on an ongoing basis evenly throughout the year and are accounted for monthly (1/12 of the contractual agreement). Performance fees may be charged to policyholders if the investments outperform predefined benchmark levels. They are accounted for only when specified hurdles for generating performance fees are achieved i.e. when the full performance obligation is met.
Aegon acts also as an insurance broker selling insurance contracts of other insurance companies to policyholders and receiving direct sales commission as well as commissions over time when the same policyholders renew their contracts. These commissions are recognized only when received as policyholders’ renewals are not certain enough to be recorded upfront.
Initial fees and
front-end
loadings paid by policyholders and other clients for future investment management services related to investment contracts without discretionary participation features are deferred and recognized as revenue when the related services are rendered.
2.12 Intangible assets
The Group does not recognize intangible assets for costs directly incurred in fulfilling insurance contracts, which include both direct costs and an allocation of fixed and variable overhead costs.
Future servicing rights
On the acquisition of a portfolio of investment contracts without discretionary participation features under which Aegon will render investment management services, the present value of future servicing rights is recognized as an intangible asset. Future servicing rights can also be recognized on the sale of a loan portfolio or the acquisition of insurance agency activities.
The present value of the future servicing rights is amortized over the servicing period and is subject to impairment testing. It is derecognized when the related contracts are settled or disposed of.
Where applicable, Aegon recognizes other intangibles on the acquisition of a business combination such as those related to customer relationships. This can include customer contracts, distribution agreements, and client portfolios. For these intangibles the present value of future cash flows is recognized and amortized in the period when future economic benefits arise from these intangibles. These intangible assets are also presented under future servicing rights.
2.13 Investment properties
Investments in real estate include property held to earn rentals or for capital appreciation, or both. Investments in real estate are presented as “Investments”. Property that is occupied by the Group and that is not intended to be sold in the near future is classified as real estate held for own use and is presented in Other assets and receivables.

All property is initially recognized at cost, including the cost of replacing part of the real estate and borrowing cost if recognition criteria are met. Subsequently, investments in real estate are measured at fair value with fair value changes recognized in the income statement. Real estate held for own use is carried at its revalued amount, which is the fair value at the date of revaluation less subsequent accumulated depreciation and impairment losses. Depreciation is calculated on a straight-line basis over the useful life of a building. Land is not depreciated. Revaluation of real estate for own use is recognized in other comprehensive income and accumulated in revaluation reserve in equity. On revaluation the accumulated depreciation is eliminated against the gross carrying amount of the asset and the net amount is restated to the revalued amount.
On disposal of an asset, the difference between the net proceeds received and the carrying amount is recognized in the income statement. Any remaining surplus attributable to real estate in own use in the revaluation reserve is transferred to retained earnings.
2.14 Investments in joint arrangements
Investments in joint arrangements are classified as either joint operations or joint ventures, depending on the contractual rights and obligations each investor has, rather than the legal structure of the joint arrangement. Aegon has assessed the nature of its joint arrangements and determined them to be joint ventures. Joint ventures are accounted for using the equity method.
If joint ventures are obtained in successive share purchases, each significant transaction is accounted for separately.
Aegon applies a fair value approach to account for a step acquisition of a joint venture or associate, treating the fair value of previously held interest at the date that joint control or significant influence is obtained as the cost for the initial recognition of equity accounting.
The acquisition of preferred shares of equity accounted investees increases the carrying amount of the asset as, though they are non-voting,
the investees give access to the returns associated with an ownership interest in the joint venture.
Gains and losses on transactions between the Group and the joint ventures are eliminated to the extent of the Group’s interest in the entity, with the exception of losses that are evidence of impairment, which are recognized immediately. Own equity instruments of Aegon Ltd. that are held by the joint venture are not eliminated.
The Group’s interests in some joint arrangements are underlying items of participating contracts. The Group has elected to measure these at FVPL because it manages them on a fair value basis.
2.15 Investments in associates
Entities over which the Group has significant influence through power to participate in financial and operating policy decisions, but which do not meet the definition of a subsidiary, are accounted for using the equity method.
In assessing the extent to which Aegon can influence an entity, the same considerations apply as in analyzing the extent to which Aegon has control over a potential subsidiary. A voting power of less than 20% allows the presumption that significant influence does not exist (unless such influence can be clearly demonstrated), and likewise a voting power of at least 20% allows the presumption that the investor has significant influence over the investee.
Aegon recognizes impairment of equity-accounted associates when there is objective evidence of decreased recoverability of the carrying amount. For example, a significant or prolonged decline in fair value can be considered as an impairment trigger. Aegon defined a decline to be significant using a threshold of fair value being a minimum of 20% lower than the carrying amount, and defined a fair value being continuously below the carrying amount for a period of six months as prolonged.
Interests held by venture capital entities, mutual funds, and investment funds that qualify as an associate are accounted for as an investment held at fair value through profit or loss. Interests held by the Group in venture capital entities, mutual funds, and investment funds that are managed on a fair value basis are also accounted for as investments held at fair value through profit or loss.

2.16 Deferred expenses
Deferred expenses comprise deferred transaction costs. Deferred transaction costs relate to investment contracts without discretionary participation features under which Aegon will render investment management services. Incremental costs that are directly attributable to securing these contracts are recognized as an asset if they can be identified separately and measured reliably, and if it is probable that they will be recovered.
For contracts involving both the origination of a financial liability and the provision of investment management services, only the transaction costs allocated to the servicing component are deferred. The other transaction costs are included in the carrying amount of the financial liability.
The deferred transaction costs are amortized in line with fee income, unless there is evidence that another method better represents the provision of services under the contract. Amortization is recognized in the income statement. Deferred transaction costs are subject to impairment testing at least annually and are derecognized when the related contracts are settled or disposed of.
2.17 Cash and cash equivalents
Cash comprises cash at banks and in hand. Cash equivalents are short-term, highly liquid investments generally with original maturities of three months or less that are readily convertible to known cash amounts, are subject to insignificant risks of changes in value, and are held for the purpose of meeting short-term cash requirements. Money market investments that are held for investment purposes (backing insurance liabilities, investment liabilities, or equity based on asset liability management considerations) are not included in cash and cash equivalents but are presented as investments or investments on the account of policyholders.
2.18 Impairment of assets
Assets are tested individually for impairment when indications suggest the asset may be impaired. Goodwill and intangible assets with an undefined life are tested at least once a year, or more frequently if an event or change in circumstances indicate an impairment charge may be necessary. The impairment loss is calculated as the difference between the carrying and the recoverable amount of the asset, which is the higher of an asset’s value in use and its fair value, less the cost of disposal. The value in use represents the discounted future net cash flows from the continuing use and ultimate disposal of the asset and reflects its known inherent risks and uncertainties. The valuation utilizes the best available information, including assumptions and projections considered reasonable and supportable by management. The assumptions used in the valuation involve significant judgments and estimates. See note
24 Intangible assets
for more details.
2.19 Equity
Financial instruments issued by the Group are classified as equity if they represent a residual interest in the Group’s assets after deducting all of its liabilities and the Group has an unconditional right to avoid delivering cash or another financial asset to settle its contractual obligation. In addition to common shares, the Group has issued perpetual securities with no final maturity date, repayment is at Aegon’s discretion. For junior perpetual capital securities, Aegon has the option to defer coupon payments at its discretion. Perpetual capital securities are classified as equity and measured at par, and those denominated in US dollars are translated into euros using historical exchange rates. Treasury shares are deducted from Group equity.
Non-cumulative
subordinated notes were identified as a compound instrument. Aegon had an unconditional right to avoid delivering cash or another financial asset to settle the coupon payments. The redemption of the principal was not at the discretion of Aegon. Aegon had a contractual obligation to settle the redemption in cash or another financial asset or through the exchange of financial assets and liabilities at potentially unfavorable conditions for Aegon. Compound instruments were separated into liability components and equity components. The liability component was equal to the present value of the redemption amount and carried at amortized cost using the effective interest rate method. The unwinding of the discount of this component was recognized in the income statement. At initial recognition the equity component was assigned the residual amount after deducting the liability component from the fair value of the instrument as a whole. The equity component in US dollars was translated into euros using historical exchange rates. Incremental external costs that are directly attributable to the issuing or buying back of own equity instruments are recognized in equity, net of tax. For compound instruments incremental external costs directly attributable to the issuing or buying back of the compound instruments are recognized proportionate to the equity component and liability component, net of tax. The Group recognizes the income tax consequences of dividends in profit or loss, other comprehensive income, or equity according to where it originally recognized the past transactions or events that generated the distributable profits. A liability for non-cumulative
dividends payable is not recognized until the dividends have been declared and approved.

When the Group reacquires its own equity instrument and includes the share as an underlying item of direct participation contracts, the Group may elect not to deduct the reacquired instrument from equity and instead account for the reacquired instrument as if it were a financial asset and measure it at FVPL. This election is irrevocable and is made on an instrument-by-
instrument basis.
2.20 Assets and liabilities relating to employee benefits
a) Short-term employee benefits
A liability is recognized for the undiscounted amount of short-term employee benefits expected to be settled within one year after the end of the period in which the service was rendered. Accumulating short-term absences are recognized over the period in which the service is provided.
Non-service-related
benefits are recognized when the event that results in the obligation occurs.
b) Post-employment benefits
The Group has issued defined contribution plans and defined benefit plans. A plan is classified as a defined contribution plan when the Group has no further obligation than the payment of a fixed contribution. All other plans are classified as defined benefit plans.
Defined contribution plans
The contribution payable to a defined contribution plan for services provided is recognized as an expense in the income statement. An asset is recognized to the extent that the contribution paid exceeds the amount due for services provided.
Defined benefit plans
Measurement
The defined benefit obligation is based on the terms and conditions of the plan applicable on the reporting date. In measuring the defined benefit obligation, the Group uses the projected unit credit method and actuarial assumptions that represent the management’s best estimates. Benefits are discounted using an interest rate based on the market yield for high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity that approximate the terms of the related pension liability. Actuarial assumptions used in the measurement of the liability include the discount rate, estimated future salary increases, mortality rates, and price inflation. To the extent that actual experience deviates from these assumptions, the valuation of defined benefit plans and the level of pension expenses recognized in the future may be affected. Plan improvements (either vested or unvested) are recognized in the income statement at the date when the plan improvement occurs.
Plan assets are qualifying insurance policies and assets held by long-term employee benefit funds restricted to pay the employee benefits under the plan and are not available to the Group’s creditors. They are measured at fair value and are deducted from the defined benefit obligation in determining the amount recognized on the statement of financial position. For reimbursements by associated third parties of some or all of the expenditure required to settle a defined benefit obligation, a reimbursement asset is recognized on the basis of the present value of the related obligation, subject to any reduction required if the reimbursement is not recoverable in full.
Profit or loss recognition
The cost of the defined benefit plans is determined at the beginning of the year and comprises the current year service cost and net interest on the net defined benefit liability (asset), both of which are recognized in profit or loss.
Remeasurements of the net defined benefit liability (asset, recognized in other comprehensive income), are revisited quarterly and are not reclassified to profit or loss in a subsequent period.
Deducted from current year service cost are discretionary employee contributions and employee contributions that are linked to service (those which are independent of the number of years of service). Net interest on the net defined benefit liability (asset) is determined by multiplying the net defined benefit liability (asset) by the applicable discount rate. Net interest on the net defined benefit liability (asset) comprises interest income on plan assets and interest cost on the defined benefit obligation. Whereby interest income on plan assets is a component of the return on plan assets and is determined by multiplying the fair value of the plan assets by the applicable discount rate. The difference between the interest income on plan assets and the actual return on plan assets is included in the remeasurement of the net defined benefit liability (asset). Any movements during the period related to reimbursement assets, will be partly recognized in the income statement (interest cost on the reimbursement right) and partly through other comprehensive income for the difference between the actual return and the interest cost.

c) Share-based payments
The Group has issued share-based plans that entitle selected employees to receive Aegon Ltd. common shares, subject to pre-defined
conditions, such as the grant price of the shares and (business and personal) performance criteria. The number of shares that will vest may partly depend on Aegon’s relative total shareholder return compared with a peer group or on return on regulatory capital.
The expenses recognized for these plans are based on the fair value on the grant date of the shares. The fair value is measured at the market price of Aegon Ltd. common shares, adjusted to take into account the non-vesting
and market conditions upon which the shares were granted. For example, if the employee is not entitled to receive dividends during the vesting period, this factor is taken into account when estimating the fair value of the shares granted. For the determination of factors such as expected dividends, market observable data has been considered. In addition, where the relative total shareholder return is included in the performance criteria, this factor represents a market condition and hence is taken into account when estimating the fair value of the shares granted. Subsequent changes in such market variables would not impact recognition of expenses during the service period. Some plans also include non-market
vesting conditions, such as return on regulatory capital. These conditions are not considered in the estimation of grant date fair value, however, subsequent changes in the expected outcome of such variables result in an update in the number of instruments expected to vest, therefore a remeasurement of cumulative expenses.
Costs for long-term incentive plans are recognized in the income statement with a corresponding increase in shareholders’ equity, as services are rendered. Cumulative expense recognized at the reporting date reflects Aegon’s best estimate of the number of shares expected to vest ultimately.
The withholding of shares to fund the payment to the tax authorities in respect of the employee’s withholding tax obligation associated with the share-based payment is accounted for as a deduction from equity for the shares withheld, except to the extent that the payment exceeds the fair value at the net settlement date of the equity instruments withheld.
2.21 Taxation
Aegon has determined that the global minimum
top-up
tax – which it is required to pay under Pillar Two legislation, if applicable – is an income tax in the scope of IAS 12. Aegon has applied a temporary relief from deferred tax accounting for the impacts of the top-up
tax and accounts for it as a current tax when it is incurred.
The income tax charge for the year comprises current and deferred tax. Current tax is calculated using rates that have been enacted or substantively enacted by the reporting date, considering non-taxable
or disallowed items and any adjustments to tax payable relating to previous years.
Current tax receivables and payables for current and prior periods reflect the best estimate of the tax amount expected to be paid or received and include provisions for uncertain income tax positions, if any.
Deferred tax assets and liabilities are recognized, using the liability method, for temporary differences between the carrying and tax values of an item on the balance sheet and for unused tax losses and credits carried forward. Deferred tax assets and liabilities are measured using tax rates that have been enacted or substantively enacted at the balance sheet date and are expected to apply when the deferred tax asset is realized or the deferred tax liability is settled.
Deferred tax assets are recognized for deductible temporary differences and unused tax losses and credits carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. The recognition of deferred tax assets is based on Aegon’s mid-term
projections, including sensitivities and tax planning, and is reassessed periodically. Deferred tax liabilities relating to investments in subsidiaries, associates, and joint ventures are not recognized if the Group is able to control the timing of the reversal of the temporary difference, and it is probable that the difference will not be reversed in the foreseeable future.
Tax assets and liabilities are presented separately in the consolidated balance sheet except where there is a legally enforceable right to offset the tax assets against tax liabilities within the same tax jurisdiction and the intention to settle such balances on a net basis.
Tax assets and liabilities are recognized in relation to the underlying transaction either in profit or loss, other comprehensive income or directly in equity.

2.22 Leases
As a lessee
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost and is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use
asset or the end of the lease term. The estimated useful lives of right-of-
use assets are determined on the same basis as those of real estate and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses (using the same rate to measure the lease liability), if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate. The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. The Group presents right-of-use
assets that do not meet the definition of investment property in Other assets and receivables and lease liabilities in Other liabilities in the statement of financial position.
Short-term leases and leases of
low-value
assets. The Group has elected not to recognize
right-of-use
assets and lease liabilities for short-term leases with a lease term of 12 months or less and for leases of low-value
assets, including small office equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a lessor
Where the Group is the lessor under an operating lease, the leased assets are presented in the statement of financial position according to the nature of the asset. Income from these leases is recognized in the income statement on a straight-line basis over the lease term, unless another systematic basis is more representative of the time pattern in which the use benefit derived from the leased asset is diminished.
2.23 Other operating expenses
Except for expenses made to acquire insurance contracts and investment contracts with discretionary participation features, all expenses are incurred as related activities are performed.
2.24 Events after the reporting period
The financial statements are adjusted to reflect events that occurred between the reporting date and the date when the financial statements are authorized for issue, provided they give evidence of conditions that existed at the reporting date.
Events that are indicative of conditions that arose after the reporting date are disclosed, but do not result in an adjustment of the financial statements themselves.

Aegon Ltd. [member]
Material accounting policies information [Line Items]
Material accounting policies information
2 Material accounting policies information
The financial statements have been prepared in accordance with accounting principles as embodied in Part 9 of Book 2 of the Dutch Civil Code. In accordance with Article 2:362 (8) of the Dutch Civil Code, the Company’s financial statements are prepared based on the accounting principles of recognition, measurement, and determination of profit, as applied in the consolidated financial statements. These principles also include the classification and presentation of financial instruments, whether equity instruments or financial liabilities.
The group companies are recognized using the equity method, in accordance with the accounting policies applied in the Group’s consolidated financial statements. For details on the accounting policies applied for the group companies, see the consolidated financial statements.
Legal reserves in respect of group companies include net increases in net asset value of subsidiaries and associates since their first inclusion, less any amounts that can be distributed without legal restrictions.
Reference is made to note
2 Material accounting policies
information of the consolidated financial statements for the description of the accounting policies applied.